Contingent liabilities and legal proceedings - Acquisition of USL shares from UBHL, winding-up petitions against UBHL and other proceedings in relation to the USL transaction (Details)
₨ / shares in Units, £ in Millions, ₨ in Billions
				6 Months Ended
	Dec. 31, 2020 shares	Jul. 04, 2013 INR (₨) ₨ / shares shares	Nov. 09, 2012 Petition	Dec. 31, 2021	Jul. 04, 2013 GBP (£)
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary				100.00%
SPA | UBHL
Disclosure of contingent liabilities [line items]
Number of pending winding-up petitions | Petition			5
United Spirits Limited
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		14.98%			14.98%
Proportion of ownership interest in subsidiary	55.94%
United Spirits Limited | USL Benefit Trust
Disclosure of contingent liabilities [line items]
Ownership interest held by external party	2.38%
United Spirits Limited | UBHL
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		6.98%			6.98%
Acquisition price per share (in INR per share) | ₨ / shares		₨ 1,440
United Spirits Limited | SPA
Disclosure of contingent liabilities [line items]
Number of shares acquired (in shares)		21,767,749
Total consideration		₨ 31.3			£ 349
United Spirits Limited | SPA | UBHL
Disclosure of contingent liabilities [line items]
Number of shares acquired (in shares)	50,707,185	10,141,437